Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

As of December 31, 2025 and June 30, 2026, supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Right-of-use assets, net	469	412	61
Operating lease liabilities - current	106	25	4
Operating lease liabilities - non-current	327	296	44
Total operating lease liabilities	433	321	48

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all operating leases as of June 30, 2026 were as follows:

June 30, 2026
Weighted-average remaining lease term (years):
Operating leases	9.51 years

Weighted average discount rate:
Operating leases	4.0%

Schedule of Operating Lease Maturity
	RMB	US$
Six months ending December 31, 2026	4	1
Twelve months ending December 31,
2027	37	5
2028	37	5
2029	37	5
2030	37	5
Thereafter	244	38
Total future minimum lease payments	396	59
Less: imputed interest	(75)	(11)
Present value of operating lease liabilities	321	48